Accounts receivable, net	12 Months Ended
Dec. 31, 2025
Accounts receivable, net
Accounts receivable, net

Note 4 — Accounts receivable, net

Accounts receivable, net consisted of the following:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
Accounts receivable – third parties	10,666,230	7,146,902	1,021,555
Less: allowance for credit losses	(102,200)	(887,898)	(126,913)
Accounts receivable, net	10,564,030	6,259,004	894,642

The following table presents the movements in the allowance for credit losses on accounts receivable for each of the two years ended December 31, 2025:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
Allowance for credit losses at beginning of the year	—	102,200	14,608
Additions charged to expense	102,200	785,698	112,305
Allowance for credit losses at end of the year	102,200	887,898	126,913

Expected credit losses for the years ended December 31, 2023, 2024 and 2025 amounted to nil, RMB102,200 and RMB785,698 (US$112,305), respectively.

As of December 31, 2024 and 2025, the aging of accounts receivable based on the services provided were as follows:

	As of	As of	As of
	December 31,	December 31,	December 31,
	2024	2025	2025
	RMB	RMB	US$
Within 90 days	3,606,000	4,016,277	574,074
90 – 180 days	3,606,000	1,209,825	172,928
180 days – 1 year	3,454,230	1,920,800	274,553
Accounts receivable	10,666,230	7,146,902	1,021,555